ING Partners, Inc.

ING Baron Asset Portfolio

ING Baron Small Cap Growth Portfolio

ING Oppenheimer Global Portfolio

ING UBS U.S. Small Cap Growth Portfolio (“Portfolios”)

Supplement dated July 27, 2007 to the

Service Class (“S Class”) and Adviser Class (“ADV Class”) Prospectus and the

Initial Class (“I Class”) Prospectus, each dated April 30, 2007

Effective July 27, 2007 Directed Services, LLC (“DSL”), the Portfolios’ investment adviser, added breakpoints to lower the Portfolios’ management fees.  Also, effective July 27, 2007, ING Funds Distributor, LLC, the distributor for ING Baron Small Cap Growth Portfolio, has implemented a shareholder service fee waiver.  The Prospectuses are hereby revised as follows:

S Class and ADV Class

1.                                      The information relating to the Portfolios in the table entitled “S Class Shares Annual Portfolio Operating Expenses(1)” and the corresponding “Examples” under the section entitled “Portfolio Fees and Expenses” beginning on page 51 of the Prospectus, is hereby deleted and replaced with the following:

Portfolio	Management Fee	Distribution (12b-1) and Shareholder Service Fees		Admin. Services Fee	Other Expenses	Total Operating Expenses	Waivers, Reimbursements and Recoupments(2)	Net Operating Expenses
ING Baron Asset	0.95%	0.25%		—	0.32%	1.52%	(0.22)%	1.30%
ING Baron Small Cap Growth	0.85%	0.25	%(9)	—	0.23%	1.33%	(0.02)%	1.31%
ING Oppenheimer Global	0.60%	0.25%		—	0.06%	0.91%	—	0.91%
ING UBS U.S. Small Cap Growth	0.85%	0.25%		—	0.26%	1.36%	(0.11)%	1.25%

Examples

Portfolio	1 Year	3 Years	5 Years	10 Years
ING Baron Asset(1)	$132	$459	$808	$1,794
ING Baron Small Cap Growth	$133	$419	$727	$1,600
ING Oppenheimer Global	$93	$290	$504	$1,120
ING UBS U.S. Small Cap Growth(1)	$127	$420	$734	$1,626

2.               The following footnote is inserted on page 52 following the table entitled “S Class Shares Annual Portfolio Operating Expenses(1)” under the section entitled “Portfolio Fees and Expenses” beginning on page 51 of the Prospectus:

(9)   ING Funds Distributor, LLC, the distributor for the ING Baron Small Cap Growth Portfolio, has contractually agreed to waive a portion of its service fee so that “Net Operating Expenses” do not exceed 1.31% through July 27, 2009.

3.                                      The information relating to the Portfolios in the table entitled “ADV Class Shares Annual Portfolio Operating Expenses(1)” and the corresponding “Examples” under the section entitled “Portfolio Fees and Expenses” beginning on page 54 of the Prospectus, is hereby deleted and replaced with the following:

Portfolio	Management Fee	Distribution (12b-1) and Shareholder Service Fees	Admin. Services Fee	Other Expenses	Total Operating Expenses	Waivers, Reimbursements and Recoupments(2)	Net Operating Expenses
ING Baron Asset	0.95%	0.25%	0.25%	0.32%	1.77%	(0.22)%	1.55%
ING Baron Small Cap Growth	0.85%	0.25%	0.25%	0.23%	1.58%	—	1.58%
ING Oppenheimer Global	0.60%	0.25%	0.25%	0.06%	1.16%	—	1.16%
ING UBS U.S. Small Cap Growth	0.85%	0.25%	0.25%	0.26%	1.61%	(0.11)%	1.50%

Examples

Portfolio	1 Year	3 Years	5 Years	10 Years
ING Baron Asset(1)	$158	$536	$939	$2,066
ING Baron Small Cap Growth	$161	$499	$860	$1,878
ING Oppenheimer Global	$118	$368	$638	$1,409
ING UBS U.S. Small Cap Growth(1)	$153	$497	$866	$1,902

I Class

1.                                      The information relating to the Portfolios in the table entitled “I Class Shares Annual Portfolio Operating Expenses(1)” and the corresponding “Examples” under the section entitled “Portfolio Fees and Expenses” beginning on page 49 of the Prospectus, is hereby deleted and replaced with the following:

Portfolio	Management Fee	Distribution (12b-1) and Shareholder Service Fees	Admin. Services Fee	Other Expenses	Total Operating Expenses	Waivers, Reimbursements and Recoupments(2)	Net Operating Expenses
ING Baron Asset	0.95%	—	—	0.32%	1.27%	(0.22)%	1.05%
ING Baron Small Cap Growth	0.85%	—	—	0.23%	1.08%	—	1.08%
ING Oppenheimer Global	0.60%	—	—	0.06%	0.66%	—	0.66%
ING UBS U.S. Small Cap Growth	0.85%	—	—	0.26%	1.11%	(0.11)%	1.00%

Examples

Portfolio	1 Year	3 Years	5 Years	10 Years
ING Baron Asset(1)	$107	$381	$676	$1,515
ING Baron Small Cap Growth	$110	$343	$595	$1,317
ING Oppenheimer Global	$67	$211	$368	$822
ING UBS U.S. Small Cap Growth(1)	$102	$342	$601	$1,342

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Partners, Inc.

ING Baron Asset Portfolio

ING Baron Small Cap Growth Portfolio

ING Oppenheimer Global Portfolio

ING UBS U.S. Small Cap Growth Portfolio (“Portfolios”)

Supplement dated July 27, 2007 to the

Adviser Class (“ADV Class”), Initial Class (“I Class”) and Service Class (“S Class”)

Statement of Additional Information (“SAI”),

dated April 30, 2007

Effective July 27, 2007 Directed Services, LLC (“DSL”), the Portfolios’ investment adviser, added breakpoints to lower the Portfolios’ management fees.  The SAI is hereby revised as follows:

1.             The information relating to the Portfolios in the table entitled “Advisory Fees” in the section entitled “Adviser” beginning on page 79 of the SAI is hereby deleted and replaced with the following:

Portfolio	Annual Advisory Fee
ING Baron Asset

0.95% of the first $2 billion of the Portfolio’s average daily net assets;
0.90% of the next $1 billion of the Portfolio’s average daily net assets;
0.85% of the next $1 billion of the Portfolio’s average daily net assets;
and 0.80% of the Portfolio’s average daily net assets thereafter.

ING Baron Small Cap Growth	0.85% of the first $4 billion of the Portfolio’s average daily net assets; and 0.80% of the Portfolio’s average daily net assets thereafter.

ING Oppenheimer Global

0.60% of the first $11 billion of the Portfolio’s average daily net assets;
0.58% of the next $4 billion of the Portfolio’s average daily net assets; and
0.56% of the Portfolio’s average daily net assets thereafter.

ING UBS U.S. Small Cap Growth	0.85% of the first $1 billion of the Portfolio’s average daily net assets; and 0.82% of the Portfolio’s average daily net assets thereafter.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE